CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 5,473	$ 15,394
Other receivable, net	9,806
Inventory	37,379
Prepaid Expense	106	$ 106
Total Current Assets	52,764	15,500
Property and Equipment, net	14,921	10,474	$ 0
Total Assets	67,685	25,974
CURRENT LIABILITIES:
Accounts payable and accrued expenses	35,813	18,800	$ 140,945
Advances - related parties	$ 54,275	$ 1,600	103,412
Accrued interest - related party			$ 46,135
Accrued expenses	$ 14,466
Accrued Tax		$ 4,067
Note payable-related party	$ 25,000
Derivative Liability	258,965	$ 268,403
Debt	$ 5,599
Payroll Liabilities		$ 4,503
Total Current Liabilities	$ 394,118	$ 297,373	$ 290,492
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, $.0001 par value 100,000,000 shares authorized, 171 shares issued and outstanding
Common stock, $.0001 par value, 800,000,000 shares authorized, 1,500,878 and 368,200 shares issued and outstanding at 2014 and 2013	$ 151	$ 151	$ 37
Capital in excess of par value	261,324,187	21,316,377	388,856
Accumulated Deficit	(261,652,796)	(21,593,649)	$ (679,385)
Non-Controlling Interest	2,025	5,722
Total Stockholders' Equity (Deficit)	(326,433)	(271,399)	$ (290,492)
Total Liabilities and Stockholders' Equity (Deficit)	$ 67,685	$ 25,974